Financial Liabilities At Fvtpl - Schedule of Movements of The Group’s Financial Liabilities at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movements of the Group’s Financial Liabilities at FVTPL [Line Items]
Beginning, Balance	$ 290,368	$ 297,563
Change in fair value	39,171	(7,195)	$ 46,910
Conversion into ordinary shares upon IPO	(329,539)
Ending, Balance		290,368	297,563
Series B Convertible Redeemable Preferred Shares [Member]
Schedule of Movements of the Group’s Financial Liabilities at FVTPL [Line Items]
Beginning, Balance	90,384	92,187
Change in fair value	13,943	(1,803)
Conversion into ordinary shares upon IPO	(104,327)
Ending, Balance		90,384	92,187
Series C Convertible Redeemable Preferred Shares [Member]
Schedule of Movements of the Group’s Financial Liabilities at FVTPL [Line Items]
Beginning, Balance	97,132	97,726
Change in fair value	15,207	(594)
Conversion into ordinary shares upon IPO	(112,339)
Ending, Balance		97,132	97,726
Series D Convertible Redeemable Preferred Shares [Member]
Schedule of Movements of the Group’s Financial Liabilities at FVTPL [Line Items]
Beginning, Balance	102,852	107,650
Change in fair value	10,021	(4,798)
Conversion into ordinary shares upon IPO	(112,873)
Ending, Balance		$ 102,852	$ 107,650